INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 15,004	$ (10,368)	$ (142,527)
Foreign	19,462	13,694	13,066
Income (loss) before income taxes	$ 34,466	$ 3,326	$ (129,461)